STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Distribution to members
The Catalyst Group Entertainment Llc [Member]
Revenue
Production cost
Gross profit
Operating expenses:
Administrative expenses		30,374
Total operating expenses		30,374
Net loss		(30,374)
Members equity -beginning of year	4,726	35,100
Distribution to members
Members deficit -end of year	$ 4,726	$ 4,726